Consolidated Statement of Financial Position ₨ in Thousands, $ in Thousands	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Assets
Property, plant and equipment	₨ 11,801,530	$ 156,548	₨ 8,636,012
Right of Use Assets	3,864,543	51,263	0
Intangible assets	679,692	9,016	576,519
Lease prepayments	0	0	1,322,748
Other assets	917,216	12,167	1,831,937
Deferred contract costs	38,237	507	30,626
Other investments	211,972	2,812	194,639
Deferred tax assets	99,346	1,318	236,046
Total non-current assets	17,612,536	233,631	12,828,527
Inventories	1,302,056	17,272	1,715,314
Trade and other receivables, net	12,071,983	160,135	12,627,440
Contract assets	16,113	214	33,634
Deferred contract costs	63,774	846	82,405
Prepayments for current assets	537,844	7,135	400,883
Restricted cash	332,605	4,412	313,057
Cash and cash equivalents	2,318,480	30,755	1,934,918
Total current assets	16,642,855	220,769	17,107,651
Total assets	34,255,391	454,400	29,936,178
Equity
Share capital	1,805,047	23,944	1,804,258
Share premium	19,358,022	256,786	19,352,084
Share based payment reserve	351,054	4,657	306,080
Other components of equity	93,617	1,242	54,613
Accumulated deficit	(10,256,432)	(136,052)	(10,738,207)
Total equity attributable to equity holders of the Company	11,351,308	150,577	10,778,828
Liabilities
Finance lease obligations, other than current installments	0	0
Borrowings	3,741,106	49,626	3,328,544
Lease liabilities	1,470,099	19,501	27,027
Employee benefits	177,399	2,353	170,811
Contract liabilities	981,767	13,023	1,022,385
Other liabilities	33,420	443	172,423
Total non-current liabilities	6,403,791	84,946	4,721,190
Finance lease obligations, current installments	0	0
Borrowings	4,361,631	57,857	3,329,767
Lease Liabilities	356,110	4,724	69,852
Bank overdraft	1,235,794	16,393	1,553,203
Trade and other payables	9,073,859	120,365	8,149,536
Contract liabilities	1,472,898	19,538	1,333,802
Total current liabilities	16,500,292	218,877	14,436,160
Total liabilities	22,904,083	303,823	19,157,350
Total equity and liabilities	₨ 34,255,391	$ 454,400	₨ 29,936,178